Pension, Health Care and Postretirement Benefits Other Than Pensions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investments at fair value:
Fair value of plan assets	$ 836,576,000		$ 732,523,000		$ 700,473,000
Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	68,795,000	[1]	9,408,000	[1]	33,050,000	[1]
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	490,993,000	[2]	482,694,000	[2]	463,108,000	[2]
Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	239,558,000	[3]	202,939,000	[3]	185,163,000	[3]
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	37,230,000	[4]	37,482,000	[4]	19,152,000	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investments at fair value:
Fair value of plan assets	374,829,000		371,792,000		358,843,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	243,553,000	[2]	268,307,000	[2]	257,616,000	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	131,276,000	[3]	103,485,000	[3]	101,227,000	[3]
Significant Other Observable Inputs (Level 2) [Member]
Investments at fair value:
Fair value of plan assets	442,897,000		339,831,000		316,943,000
Significant Other Observable Inputs (Level 2) [Member] | Short-term Investments [Member]
Investments at fair value:
Fair value of plan assets	68,795,000	[1]	9,408,000	[1]	33,050,000	[1]
Significant Other Observable Inputs (Level 2) [Member] | Equity investments [Member]
Investments at fair value:
Fair value of plan assets	247,440,000	[2]	214,387,000	[2]	205,492,000	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	108,282,000	[3]	99,454,000	[3]	78,401,000	[3]
Significant Other Observable Inputs (Level 2) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	18,380,000	[4]	16,582,000	[4]
Significant Unobservable Inputs (Level 3) [Member]
Investments at fair value:
Fair value of plan assets	18,850,000		20,900,000		24,687,000		22,993,000
Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets					5,535,000	[3]	5,265,000
Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Investments at fair value:
Fair value of plan assets	18,850,000	[4]	20,900,000	[4]	19,152,000	[4]	17,728,000
Domestic Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs	19,061,000		17,933,000		16,906,000
Interest costs	17,442,000		18,602,000		18,028,000
Expected returns on plan assets	(44,841,000)		(46,441,000)		(42,311,000)
Amortization of prior service costs	1,591,000		1,635,000		1,661,000
Amortization of actuarial losses	22,205,000		16,865,000		18,943,000
Ongoing pension costs	15,458,000		8,594,000		13,227,000
Net pension costs	15,458,000		8,594,000		13,227,000
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(26,459,000)		48,745,000		681,000
Prior service costs during the year	2,495,000		1,195,000
Amortization of prior service costs	(1,591,000)		(1,635,000)		(1,661,000)
Amortization of actuarial losses	(22,205,000)		(16,865,000)		(18,943,000)
Total recognized in Cumulative other comprehensive loss	(47,760,000)		31,440,000		(19,923,000)
Total recognized in net pension costs and Cumulative other comprehensive loss	(32,302,000)		40,034,000		(6,696,000)
Investments at fair value:
Fair value of plan assets	703,563,000		614,463,000		634,725,000		577,047,000
Foreign Defined Benefit Pension Plans [Member]
Net pension costs:
Service costs	3,654,000		3,055,000		2,061,000
Interest costs	6,927,000		5,954,000		4,266,000
Expected returns on plan assets	(6,799,000)		(5,535,000)		(2,842,000)
Amortization of prior service costs					29,000
Amortization of actuarial losses	1,022,000		493,000		1,363,000
Ongoing pension costs	4,804,000		3,967,000		4,877,000
Settlement costs (credits)	47,000		(235,000)
Net pension costs	4,851,000		3,732,000		4,877,000
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	14,131,000		15,944,000		(10,043,000)
Amortization of prior service costs					(29,000)
Amortization of actuarial losses	(1,022,000)		(493,000)		(1,363,000)
Exchange rate gain (loss) recognized during the year	1,464,000		(387,000)		(1,536,000)
Total recognized in Cumulative other comprehensive loss	14,573,000		15,064,000		(12,971,000)
Total recognized in net pension costs and Cumulative other comprehensive loss	19,424,000		18,796,000		(8,094,000)
Investments at fair value:
Fair value of plan assets	$ 133,013,000		$ 118,060,000		$ 65,748,000		$ 55,870,000

[1]	This category includes a full range of high quality, short-term money market securities.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category consists of venture capital funds.